Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2010 Portfolio℠
March 31, 2025
VIPIFF2010-NPRT1-0525
1.830287.119
Bond Funds - 61.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	854,530	7,912,952
Fidelity International Bond Index Fund (a)	191,539	1,777,481
Fidelity Long-Term Treasury Bond Index Fund (a)	196,382	1,869,556
VIP High Income Portfolio - Investor Class (a)	136,569	641,874
VIP Investment Grade Bond II Portfolio - Investor Class (a)	2,139,941	20,265,241
TOTAL BOND FUNDS (Cost $33,968,397)		32,467,104

Domestic Equity Funds - 12.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	22,370	1,175,530
VIP Equity Income Portfolio - Investor Class (a)	35,531	959,341
VIP Growth & Income Portfolio - Investor Class (a)	43,786	1,314,030
VIP Growth Portfolio - Investor Class (a)	22,384	1,944,716
VIP Mid Cap Portfolio - Investor Class (a)	9,076	300,140
VIP Value Portfolio - Investor Class (a)	37,773	667,818
VIP Value Strategies Portfolio - Investor Class (a)	23,863	330,737
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,062,077)		6,692,312

International Equity Funds - 15.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	241,764	2,944,691
VIP Overseas Portfolio - Investor Class (a)	198,504	5,298,060
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,566,625)		8,242,751

Money Market Funds - 10.9%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $5,804,005)	4.14	5,804,005	5,804,004

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $49,401,104)	53,206,171
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	53,206,171

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	7,834,035	300,890	545,264	-	(63,746)	387,037	7,912,952	854,530
Fidelity International Bond Index Fund	1,781,449	53,863	54,299	-	18	(3,550)	1,777,481	191,539
Fidelity Long-Term Treasury Bond Index Fund	1,711,047	160,182	68,088	16,744	(434)	66,849	1,869,556	196,382
VIP Contrafund Portfolio - Investor Class	1,231,234	130,883	87,832	37,476	(1,914)	(96,841)	1,175,530	22,370
VIP Emerging Markets Portfolio - Investor Class	3,237,857	141,010	634,141	-	129,772	70,193	2,944,691	241,764
VIP Equity Income Portfolio - Investor Class	1,004,627	52,949	124,632	7,397	(2,178)	28,575	959,341	35,531
VIP Government Money Market Portfolio - Investor Class	5,940,504	345,129	481,629	59,359	-	-	5,804,004	5,804,005
VIP Growth & Income Portfolio - Investor Class	1,378,369	86,012	139,278	13,255	(1,023)	(10,050)	1,314,030	43,786
VIP Growth Portfolio - Investor Class	2,040,511	178,678	87,384	23,455	(5,114)	(181,975)	1,944,716	22,384
VIP High Income Portfolio - Investor Class	638,416	15,364	14,670	1,347	(1,336)	4,100	641,874	136,569
VIP Investment Grade Bond II Portfolio - Investor Class	19,574,176	895,648	760,603	4,305	(3,129)	559,149	20,265,241	2,139,941
VIP Mid Cap Portfolio - Investor Class	316,290	39,857	22,299	13,926	(338)	(33,370)	300,140	9,076
VIP Overseas Portfolio - Investor Class	4,864,240	380,754	198,686	55,659	(935)	252,687	5,298,060	198,504
VIP Value Portfolio - Investor Class	705,943	55,487	49,273	26,093	(352)	(43,987)	667,818	37,773
VIP Value Strategies Portfolio - Investor Class	350,884	31,235	18,752	6,247	(450)	(32,180)	330,737	23,863
	52,609,582	2,867,941	3,286,830	265,263	48,841	966,637	53,206,171

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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